OTHER ASSETS (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Asset [Line Items]
Tax advance		$ 867,120	$ 480,523
Marketable and non-marketable for sale assets		654,207	580,438
Other receivables	[1]	286,583	200,645
Prepaid expenses		346,012	287,550
Assets pledged as collateral		253,546	192,036
Receivables related to abandoned accounts	[2]	172,671	147,228
Interbank Borrowings not classified as cash equivalents		55,690	125,963
Receivable Sales of goods and service		141,098	117,540
Commission receivables		99,185	97,710
Revenue from contracts with customers	[3]	86,759	90,590
Commission for letters of credit		25,399	72,927
Balance in credit card clearning house		61,539	66,788
Operating leases		55,450	38,653
Debtors		22,054	10,510
Taxes Receivable		4,882	7,199
Others		166,125	34,498
Total other assets		3,298,320	2,550,798
Allowance others		(64,139)	(71,761)
Total other assets, net		$ 3,234,181	$ 2,479,037

[1]	As of December 31, 2018, corresponds to reconciling items on correspondent banks and mortgage-backed securities´ interest.
[2]	The item corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).
[3]	See Note 24.3 Fees and commissions.